Finance debt (Details 4) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	$ 26,321	$ 28,801
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,661
Not later than one year [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,143	$ 4,322
Not later than one year [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	447
Not later than one year [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 35
Not later than one year [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.70%
Not later than one year [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%	5.80%
Not later than one year [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Not later than one year [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Not later than one year [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,416
Not later than one year [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	77
Not later than one year [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	35
Not later than one year [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	245
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,512
Later than one year and not later than two years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,104	$ 3,066
Later than one year and not later than two years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	270
Later than one year and not later than two years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	306
Later than one year and not later than two years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 16
Later than one year and not later than two years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than one year and not later than two years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%	5.80%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.00%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than one year and not later than two years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,916
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	129
Later than one year and not later than two years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	306
Later than one year and not later than two years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	16
Later than one year and not later than two years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	596
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	141
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,460
Later than two years and not later than three years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 2,485	$ 2,551
Later than two years and not later than three years [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than two years and not later than three years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 440
Later than two years and not later than three years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 585
Later than two years and not later than three years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.90%	6.30%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.30%
Later than two years and not later than three years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than two years and not later than three years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.20%
Later than two years and not later than three years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,119
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	125
Later than two years and not later than three years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	585
Later than two years and not later than three years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	341
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	315
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,148
Later than three years and not later than four years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,276	$ 2,547
Later than three years and not later than four years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 128
Later than three years and not later than four years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.90%
Later than three years and not later than four years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%	6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.70%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than three years and not later than four years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than three years and not later than four years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,468
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	34
Later than three years and not later than four years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	680
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	94
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,536
Later than four years and not later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,798	$ 1,816
Later than four years and not later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	130
Later than four years and not later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	$ 132
Later than four years and not later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	5.40%
Later than four years and not later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%	5.90%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	8.80%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Later than four years and not later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	0.00%
Later than four years and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 523
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	34
Later than four years and not later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	132
Later than four years and not later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,013
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	96
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings	9,046
Later than five years [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	14,515	$ 14,499
Later than five years [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	4,121
Later than five years [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	458
Later than five years [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 890
Later than five years [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%
Later than five years [member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%	6.50%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	7.50%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.70%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 428
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,773
Later than five years [member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	458
Later than five years [member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	890
Later than five years [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	8,618
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	1,348
Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	18,363
Total [Member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	26,321	$ 28,801
Total [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,536
Total [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	896
Total [Member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,526
Total [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.50%
Total [Member] | Weighted average [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	6.60%	6.40%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	7.80%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Average interest rate	4.60%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Average interest rate	6.30%
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 3,172
Total [Member] | Floating interest rate [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	896
Total [Member] | Floating interest rate [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,526
Total [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	11,493
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	2,364
At fair value [member]
IfrsStatementLineItems [Line Items]
Borrowings	18,036
At fair value [member] | Finance Debt Total [Member]
IfrsStatementLineItems [Line Items]
Borrowings	25,642	$ 29,329
At fair value [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	5,225
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Borrowings	890
At fair value [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Borrowings	1,491
Up To One Year [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	6,870
Up To One Year [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Borrowings	$ 370